Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026 segment	Jun. 30, 2025	Dec. 31, 2025 USD ($) segment plan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Concentration Risk [Line Items]
Number of restructuring plans | plan				2
Restructuring charges				$ 1,400
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]				General and administrative
Severance-related costs				$ 1,300
Other related costs				100
Impairment of long-lived assets, net and termination costs				40,100	$ 74,800	$ 59,294
Long-Lived Asset, Held and Used, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]					Impairment of long-lived assets, net and termination costs
Notes receivable loss reserves				$ 2,000	$ 0	$ 2,000
Number of operating segments | segment		2		2
Number of reportable segments | segment		2		2
Deferred sales commission				$ 1,900	6,300
Deferred sales commission, current				1,800	3,000
Deferred sales commission, noncurrent				$ 100	$ 3,300
Revenue Benchmark | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Concentration risk percentage	13.90%	15.80%	11.70%	12.20%	10.10%
Revenue Benchmark | Customer Concentration Risk | Zero Customer
Concentration Risk [Line Items]
Concentration risk percentage						0.00%
Accounts Receivable | Customer Concentration Risk | One Customer
Concentration Risk [Line Items]
Concentration risk percentage					28.30%
Accounts Receivable | Customer Concentration Risk | Two Customer
Concentration Risk [Line Items]
Concentration risk percentage				44.70%
Class C
Concentration Risk [Line Items]
Deferred sales commission, per annum fee percent				0.80%
Class P-T and P-S Shares
Concentration Risk [Line Items]
Deferred sales commission, per annum fee percent				0.85%
Energy revenue | Minimum
Concentration Risk [Line Items]
Term of contract (in years)				10 years